Significant and Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2020
Significant Events [Abstract]
Details of business combinations
The fair values of the identifiable assets and liabilities of the acquired entity in the business combination as at the date of acquisition were:

As at May 19, 2020	Fair value recognized on acquisition
Assets
Net working capital	6
Property, plant and equipment	1
Intangible assets(1)	37
Risk management liabilities (current and long-term)	(5)
Decommissioning provisions	(1)
Total identifiable net assets at fair value	38

Cash consideration	32
Working capital consideration	6
Total purchase consideration transferred	38

Asset Acqusition	Consequently, the acquisition has been accounted for as an asset acquisition, with the following carrying amounts assigned based on relative fair values:

Working capital	11
Property, plant and equipment	308
Other assets	3
Other liabilities	(2)
Decommissioning and other provisions	(19)
Total acquisition cost	301